Quarterly Holdings Report
for
Fidelity® SAI U.S. Value Index Fund
April 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
USV-NPRT3-0625
1.9885513.107
Common Stocks - 99.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Aptiv PLC	171,762	9,800,740
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	240,795	2,636,705
BERMUDA - 0.2%
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	37,757	9,134,551
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	51,835	4,946,096
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	52,668	4,910,238
SWITZERLAND - 0.6%
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
TE Connectivity PLC	217,911	31,897,812
UNITED STATES - 98.4%
Communication Services - 11.1%
Diversified Telecommunication Services - 5.4%
AT&T Inc	5,226,167	144,764,826
Verizon Communications Inc	3,066,206	135,097,036
		279,861,862
Entertainment - 2.1%
Walt Disney Co/The	1,036,009	94,225,019
Warner Bros Discovery Inc (b)	1,628,657	14,120,456
		108,345,475
Interactive Media & Services - 0.2%
Alphabet Inc Class A	69,217	10,991,660
Media - 3.4%
Charter Communications Inc Class A (b)	70,436	27,601,051
Comcast Corp Class A	2,780,391	95,089,372
Fox Corp Class A	249,874	12,441,226
Interpublic Group of Cos Inc/The	270,790	6,802,245
Liberty Broadband Corp Class C (b)	93,053	8,411,061
Nexstar Media Group Inc	21,198	3,172,493
Omnicom Group Inc	142,496	10,852,495
Paramount Global Class B (c)	444,836	5,222,375
Sirius XM Holdings Inc	160,276	3,433,112
TEGNA Inc	117,125	1,900,938
		174,926,368
TOTAL COMMUNICATION SERVICES		574,125,365

Consumer Discretionary - 4.5%
Automobile Components - 0.2%
BorgWarner Inc	158,981	4,511,881
Lear Corp	39,502	3,387,296
		7,899,177
Automobiles - 1.3%
Ford Motor Co	2,843,728	28,465,717
General Motors Co	800,947	36,234,843
Harley-Davidson Inc	83,303	1,867,653
		66,568,213
Broadline Retail - 0.5%
Amazon.com Inc (b)	140,866	25,978,508
Macy's Inc	201,632	2,302,637
		28,281,145
Distributors - 0.1%
LKQ Corp	188,974	7,220,697
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp (b)	757,808	13,898,199
Expedia Group Inc Class A	89,600	14,060,928
		27,959,127
Household Durables - 1.5%
DR Horton Inc	212,477	26,844,344
Lennar Corp Class A	181,674	19,731,613
Mohawk Industries Inc (b)	38,085	4,050,340
PulteGroup Inc	149,580	15,343,916
Toll Brothers Inc	73,400	7,403,858
		73,374,071
Specialty Retail - 0.3%
Best Buy Co Inc	142,043	9,472,848
Lithia Motors Inc Class A	19,363	5,668,712
		15,141,560
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc (b)	42,367	4,085,026
PVH Corp	40,573	2,798,725
		6,883,751
TOTAL CONSUMER DISCRETIONARY		233,327,741

Consumer Staples - 5.0%
Beverages - 0.1%
Molson Coors Beverage Co Class B	126,975	7,304,872
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc Class A	293,046	6,441,151
Dollar General Corp	157,069	14,715,795
Kroger Co/The	484,882	35,013,329
Target Corp	335,574	32,450,006
Walgreens Boots Alliance Inc	521,672	5,722,742
		94,343,023
Food Products - 1.6%
Archer-Daniels-Midland Co	348,639	16,647,512
Bunge Global SA	101,500	7,990,080
Conagra Brands Inc	346,947	8,573,060
Darling Ingredients Inc (b)	115,618	3,721,743
Ingredion Inc	47,366	6,291,152
JM Smucker Co	77,350	8,993,485
Kraft Heinz Co/The	643,436	18,723,988
Tyson Foods Inc Class A	208,646	12,777,481
		83,718,501
Tobacco - 1.4%
Altria Group Inc	1,234,626	73,028,128
TOTAL CONSUMER STAPLES		258,394,524

Energy - 12.2%
Energy Equipment & Services - 0.3%
Halliburton Co	641,085	12,706,305
NOV Inc (c)	282,839	3,283,760
		15,990,065
Oil, Gas & Consumable Fuels - 11.9%
APA Corp	268,927	4,179,126
Chevron Corp	1,154,574	157,091,338
Chord Energy Corp	44,438	4,009,641
Civitas Resources Inc	64,547	1,758,905
ConocoPhillips	937,246	83,527,364
Coterra Energy Inc	537,453	13,199,846
Devon Energy Corp	479,141	14,570,678
EOG Resources Inc	409,707	45,202,973
Exxon Mobil Corp	1,832,967	193,616,304
HF Sinclair Corp	116,258	3,495,878
Marathon Petroleum Corp	229,207	31,495,334
Matador Resources Co	84,353	3,335,318
Murphy Oil Corp (c)	99,657	2,045,958
Occidental Petroleum Corp	492,382	19,404,775
Ovintiv Inc	189,239	6,354,646
Permian Resources Corp Class A	462,610	5,458,798
Valero Energy Corp	230,616	26,772,211
		615,519,093
TOTAL ENERGY		631,509,158

Financials - 24.9%
Banks - 13.0%
Bank of America Corp	4,595,165	183,255,180
Bank OZK	76,696	3,267,249
Citigroup Inc	1,377,483	94,192,288
Citizens Financial Group Inc	321,727	11,868,509
East West Bancorp Inc	100,774	8,621,216
Fifth Third Bancorp	488,869	17,569,952
First Citizens BancShares Inc/NC Class A	8,429	14,996,371
Huntington Bancshares Inc/OH	1,059,598	15,395,959
M&T Bank Corp	120,916	20,526,700
PNC Financial Services Group Inc/The	288,910	46,424,948
Regions Financial Corp	663,178	13,535,463
US Bancorp	1,136,168	45,833,017
Webster Financial Corp	124,604	5,893,769
Wells Fargo & Co	2,424,858	172,189,167
Western Alliance Bancorp	79,286	5,527,027
Zions Bancorp NA	107,376	4,828,699
		663,925,514
Capital Markets - 1.1%
Affiliated Managers Group Inc	21,972	3,639,222
Invesco Ltd	326,713	4,551,112
Northern Trust Corp	144,643	13,593,549
State Street Corp	213,684	18,825,560
T Rowe Price Group Inc	162,070	14,351,299
		54,960,742
Consumer Finance - 2.0%
Ally Financial Inc	199,358	6,511,032
Capital One Financial Corp	277,835	50,082,537
Discover Financial Services	182,853	33,401,758
Synchrony Financial	284,006	14,754,112
		104,749,439
Financial Services - 1.9%
Berkshire Hathaway Inc Class B (b)	120,927	64,484,323
Corebridge Financial Inc	190,224	5,636,337
Essent Group Ltd	77,210	4,395,565
Global Payments Inc	185,687	14,169,775
MGIC Investment Corp	184,179	4,587,899
Voya Financial Inc	69,944	4,140,685
Western Union Co/The	245,560	2,433,499
		99,848,083
Insurance - 6.6%
American International Group Inc	428,689	34,946,727
Arch Capital Group Ltd	272,954	24,751,469
Axis Capital Holdings Ltd	55,339	5,330,252
Chubb Ltd	257,591	73,691,633
Cincinnati Financial Corp	107,591	14,977,743
Everest Group Ltd	31,387	11,262,597
Globe Life Inc	61,023	7,526,577
Hartford Insurance Group Inc/The	211,156	25,902,507
Lincoln National Corp	123,828	3,946,398
Loews Corp	130,191	11,304,485
Markel Group Inc (b)	9,378	17,054,831
MetLife Inc	423,602	31,926,883
Prudential Financial Inc (c)	259,292	26,631,881
The Travelers Companies, Inc.	152,725	40,339,254
Unum Group	122,772	9,534,474
		339,127,711
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp	643,802	5,684,772
Annaly Capital Management Inc	407,482	7,986,647
Rithm Capital Corp	377,812	4,223,938
		17,895,357
TOTAL FINANCIALS		1,280,506,846

Health Care - 14.5%
Biotechnology - 0.4%
Biogen Inc (b)	106,356	12,877,584
United Therapeutics Corp (b)	32,454	9,836,483
		22,714,067
Health Care Equipment & Supplies - 1.7%
Medtronic PLC	805,652	68,287,064
Teleflex Inc	33,762	4,627,081
Zimmer Biomet Holdings Inc	145,215	14,964,406
		87,878,551
Health Care Providers & Services - 5.4%
Centene Corp (b)	367,862	22,016,541
Cigna Group/The	202,596	68,890,744
CVS Health Corp	916,588	61,145,585
Elevance Health Inc	168,921	71,044,794
Humana Inc	87,725	23,005,004
Molina Healthcare Inc (b)	41,740	13,649,397
Tenet Healthcare Corp (b)	69,129	9,881,991
Universal Health Services Inc Class B	42,682	7,557,702
		277,191,758
Pharmaceuticals - 7.0%
Bristol-Myers Squibb Co	1,477,366	74,163,773
Elanco Animal Health Inc (b)	359,363	3,406,761
Jazz Pharmaceuticals PLC (b)	43,947	5,140,041
Merck & Co Inc	1,842,533	156,983,813
Organon & Co	187,214	2,420,677
Pfizer Inc	4,128,188	100,769,069
Royalty Pharma PLC Class A	277,762	9,116,149
Viatris Inc	867,667	7,305,756
		359,306,039
TOTAL HEALTH CARE		747,090,415

Industrials - 3.3%
Aerospace & Defense - 0.2%
Textron Inc	134,855	9,489,746
Air Freight & Logistics - 0.7%
FedEx Corp	163,718	34,434,807
Building Products - 0.4%
Builders FirstSource Inc (b)	84,079	10,058,371
Owens Corning	62,713	9,119,097
		19,177,468
Construction & Engineering - 0.1%
Fluor Corp (b)	124,681	4,350,120
Electrical Equipment - 0.0%
Sensata Technologies Holding PLC	108,725	2,326,715
Machinery - 0.9%
Oshkosh Corp	47,298	3,961,680
PACCAR Inc	381,891	34,450,388
Stanley Black & Decker Inc	112,067	6,726,261
		45,138,329
Marine Transportation - 0.0%
Matson Inc	24,142	2,633,651
Passenger Airlines - 0.9%
Alaska Air Group Inc (b)	92,281	4,085,280
American Airlines Group Inc (b)(c)	477,692	4,753,035
Delta Air Lines Inc	467,264	19,452,200
United Airlines Holdings Inc (b)	239,813	16,503,931
		44,794,446
Professional Services - 0.0%
Concentrix Corp (c)	33,926	1,732,262
Trading Companies & Distributors - 0.1%
Wesco International Inc	32,415	5,282,348
TOTAL INDUSTRIALS		169,359,892

Information Technology - 18.6%
Communications Equipment - 3.1%
Cisco Systems Inc	2,742,673	158,334,512
Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics Inc (b)	38,229	4,257,181
Jabil Inc	82,377	12,073,173
TD SYNNEX Corp	55,050	6,099,540
		22,429,894
IT Services - 0.7%
Akamai Technologies Inc (b)	109,205	8,799,739
Cognizant Technology Solutions Corp Class A	361,136	26,568,776
DXC Technology Co (b)	131,593	2,042,323
		37,410,838
Semiconductors & Semiconductor Equipment - 6.5%
First Solar Inc (b)	77,824	9,791,816
Micron Technology Inc	807,571	62,142,588
NVIDIA Corp	1,073,873	116,966,247
ON Semiconductor Corp (b)	310,801	12,338,800
Qorvo Inc (b)	68,715	4,924,804
QUALCOMM Inc	809,219	120,136,653
Skyworks Solutions Inc	116,103	7,463,101
		333,764,009
Software - 3.1%
Gen Digital Inc	396,186	10,249,332
Microsoft Corp	346,348	136,897,511
Zoom Communications Inc Class A (b)	191,221	14,827,276
		161,974,119
Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc	843,609	179,266,913
Dell Technologies Inc Class C	223,829	20,538,549
Hewlett Packard Enterprise Co	947,141	15,362,627
HP Inc	702,570	17,964,715
Sandisk Corp/DE	83,768	2,689,790
Western Digital Corp (b)	251,307	11,022,325
		246,844,919
TOTAL INFORMATION TECHNOLOGY		960,758,291

Materials - 3.4%
Chemicals - 1.1%
Celanese Corp	79,463	3,536,898
CF Industries Holdings Inc	126,501	9,913,883
Dow Inc	510,624	15,619,988
Eastman Chemical Co	84,262	6,488,174
FMC Corp	90,748	3,804,156
LyondellBasell Industries NV Class A1	189,731	11,044,242
Mosaic Co/The	230,907	7,019,573
		57,426,914
Containers & Packaging - 0.2%
Crown Holdings Inc	85,915	8,276,192
Metals & Mining - 2.1%
Alcoa Corp	187,807	4,606,906
Commercial Metals Co	82,805	3,688,135
Freeport-McMoRan Inc	1,046,615	37,709,538
Newmont Corp	829,243	43,684,521
Nucor Corp	171,132	20,428,027
		110,117,127
TOTAL MATERIALS		175,820,233

Real Estate - 0.5%
Specialized REITs - 0.5%
VICI Properties Inc	767,903	24,588,254
Utilities - 0.4%
Electric Utilities - 0.3%
Edison International	282,307	15,106,248
Gas Utilities - 0.1%
UGI Corp	156,064	5,117,338
TOTAL UTILITIES		20,223,586

TOTAL UNITED STATES		5,075,704,305
TOTAL COMMON STOCKS (Cost $5,115,080,922)		5,139,030,447

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (f) (Cost $722,628)	4.25	725,000	722,620

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	10,131,918	10,133,945
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	13,500,071	13,501,421
TOTAL MONEY MARKET FUNDS (Cost $23,635,366)			23,635,366

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,139,438,916)	5,163,388,433
NET OTHER ASSETS (LIABILITIES) - (0.1)% (d)	(7,589,011)
NET ASSETS - 100.0%	5,155,799,422

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	60	Jun 2025	16,761,000	779,562	779,562

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $623,647 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $722,620.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	16,466,792	240,325,728	246,658,575	333,439	-	-	10,133,945	10,131,918	0.0%
Fidelity Securities Lending Cash Central Fund	18,187,221	144,384,067	149,069,867	12,576	-	-	13,501,421	13,500,071	0.0%
Total	34,654,013	384,709,795	395,728,442	346,015	-	-	23,635,366

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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